Financial Information on Subsidiaries, Summarized	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Financial Information on Subsidiaries, Summarized
37.	FINANCIAL INFORMATION ON SUBSIDIARIES, SUMMARIZED

As of and for the years ended December 31, 2017, 2016 and 2015 the summarized financial information of our principal subsidiaries under IFRS is as follows:

As of and for the year ended 12-31-2017	Financial Statements	Current Assets	Non-current Assets	Total Assets	Current Liabilities	Non-current Liabilities	Equity	Total Liabilities and Equity	Revenues	Costs	Profit (loss)	Other Comprehensive Income	Total Comprehensive Income
		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Empresa Eléctrica Pehuenche S.A.	Separate	35,369,243	186,760,346	222,129,589	(38,310,560)	(48,261,590)	(135,557,439)	(222,129,589)	152,501,383	(36,289,330)	76,860,591	-	76,860,591
Group Inversiones GasAtacama Holding Ltda.	Consolidated	182,143,224	611,319,090	793,462,314	(75,370,131)	(83,894,881)	(634,197,303)	(793,462,315)	307,272,380	(170,752,796)	54,725,392	(3,338,115)	51,387,277

As of and for the year ended 12-31-2016	Financial Statements	Current Assets	Non-current Assets	Total Assets	Current Liabilities	Non-current Liabilities	Equity	Total Liabilities and Equity	Revenues	Costs	Profit (loss)	Other Comprehensive Income	Total Comprehensive Income
		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Empresa Eléctrica Pehuenche S.A.	Separate	35,730,340	193,496,141	229,226,481	(43,012,321)	(50,044,060)	(136,170,100)	(229,226,481)	155,568,982	(23,529,449)	88,610,786	-	88,610,786
Compañía Eléctrica Tarapacá S.A.	Consolidated	-	-	-	-	-	-	-	219,980,554	(139,960,874)	61,981,668	(924,812)	61,056,856
Group Inversiones GasAtacama Holding Ltda.	Consolidated	195,487,529	662,442,813	857,930,342	(86,380,335)	(89,573,087)	(681,976,920)	(857,930,342)	173,489,754	(87,098,923)	43,329,082	(1,779,413)	41,549,669

As of and for the year ended 12-31-2015	Financial Statements	Current Assets	Non-current Assets	Total Assets	Current Liabilities	Non-current Liabilities	Equity	Total Liabilities and Equity	Revenues	Costs	Profit (loss)	Other Comprehensive Income	Total Comprehensive Income
		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Subsidiaries within continuing operations
Empresa Eléctrica Pehuenche S.A.	Separate	63,745,589	201,366,300	265,111,889	(62,820,897)	(51,972,920)	(150,318,072)	(265,111,889)	193,189,705	(28,569,912)	118,016,421	33,526	118,049,947
Compañía Eléctrica de Tarapacá S.A.	Separate	82,875,363	509,275,829	592,151,192	(115,138,485)	(44,379,433)	(432,633,274)	(592,151,192)	230,852,534	(139,555,849)	70,262,390	(624)	70,261,766
Inversiones GasAtacama Holding Ltda. Group	Consolidated	245,456,212	207,236,190	452,692,402	(24,048,629)	(49,959,438)	(378,684,335)	(452,692,402)	183,015,183	(110,330,364)	46,215,560	(3,059,806)	43,155,754
Subsidiaries within discontinued operations
Enel Argentina S.A. (formerly named Endesa Argentina S.A.)	Separate	1,814,204	32,328,045	34,142,249	(616,318)	-	(33,525,931)	(34,142,249)	-	-	622,972	(10,352,540)	(9,729,568)
Enel Generación Costanera S.A. (formerly named Central CostaneraS.A.)	Separate	27,559,412	142,918,106	170,477,518	(102,001,988)	(53,611,202)	(14,864,328)	(170,477,518)	100,856,664	(4,598,130)	(998,809)	(4,729,767)	(5,728,576)
Hidroinvest S.A.	Separate	575,373	11,429,899	12,005,272	(452,427)	-	(11,552,845)	(12,005,272)	-	-	21,877	(3,570,020)	(3,548,143)
Enel Generación el Chocón S.A. (formerly named Hidroeléctrica ElChocón S.A.)	Separate	44,240,854	240,460,115	284,700,969	(71,433,902)	(63,908,193)	(149,358,874)	(284,700,969)	40,004,655	(4,574,336)	110,802,880	(44,667,506)	66,135,374
Southem Cone Power Argentina S.A.	Separate	8,003	575,537	583,540	(12,826)	-	(570,714)	(583,540)	-	-	(7,151)	(176,471)	(183,622)
Empresa Generadora de Energía Eléctrica S.A.	Separate	172,918,511	1,803,546,987	1,976,465,498	(349,736,334)	(831,187,906)	(795,541,258)	(1,976,465,498)	778,768,426	(321,664,855)	211,896,264	(91,252,276)	120,643,988
Generandes Perú S.A.	Separate	1,945,582	225,170,087	227,115,669	(1,364,513)	-	(225,751,156)	(227,115,669)	-	-	42,044,140	4,890,902	46,935,042
Enel Generación Perú S. A. (formerly named Edegel S.A.A.)	Separate	111,421,412	723,995,979	835,417,391	(117,775,269)	(188,814,672)	(528,827,450)	(835,417,391)	343,761,564	(143,234,611)	91,161,037	4,059,334	95,220,371
Chinango S.A.C.	Separate	7,647,526	112,688,111	120,335,637	(8,369,365)	(40,621,719)	(71,344,553)	(120,335,637)	39,114,967	(8,235,270)	15,210,089	(708,295)	14,501,794
Generandes Perú Group	Consolidated	120,047,319	808,405,916	928,453,235	(126,541,945)	(229,436,392)	(572,474,899)	(928,453,236)	382,452,709	(151,046,058)	95,054,809	(9,131,696)	85,923,113
Enel Argentina S.A. (formerly named Endesa Argentina S.A.) Group	Consolidated	73,348,681	385,562,798	458,911,479	(173,663,474)	(115,955,351)	(169,292,654)	(458,911,479)	140,398,933	(9,172,466)	109,347,016	(50,970,094)	58,376,922